Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE Social Index FundSupplement Dated February 6, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023Important Changes to the FundIn accordance with approval granted by the Fund’s board of trustees in July 2019, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.In addition, FTSE has announced a name change for the Fund’s target index. Effective February 6, 2024, the name of the Fund’s target index has changed from the “FTSE4Good US Select Index” to the “FTSE US Choice Index.”Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following are added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.• Sector risk, which is the change that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.All references to the FTSE4Good US Select Index are hereby deleted and replaced with the FTSE US Choice Index.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 513A 022024Vanguard Mega Cap Index FundSupplement Dated February 6, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023Important Changes to the FundIn accordance with approval granted by the Fund’s board of trustees in July 2019, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following are added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.• Sector risk, which is the change that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 828A 022024
Vanguard FTSE Social Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE Social Index FundSupplement Dated February 6, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023Important Changes to the FundIn accordance with approval granted by the Fund’s board of trustees in July 2019, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.In addition, FTSE has announced a name change for the Fund’s target index. Effective February 6, 2024, the name of the Fund’s target index has changed from the “FTSE4Good US Select Index” to the “FTSE US Choice Index.”Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following are added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.• Sector risk, which is the change that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.All references to the FTSE4Good US Select Index are hereby deleted and replaced with the FTSE US Choice Index.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 513A 022024Vanguard Mega Cap Index FundSupplement Dated February 6, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023Important Changes to the FundIn accordance with approval granted by the Fund’s board of trustees in July 2019, the Fund has revised its diversification policy under the Investment Company Act of 1940. Under the revised policy, the Fund will continue to track its target index even if the Fund becomes nondiversified as a result of an index rebalance or market movement.Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Investment Strategies”:The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The following are added under the heading “Principal Risks”:• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.• Sector risk, which is the change that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund’s assets are invested in the information technology sector, the Fund’s performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.© 2024 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 828A 022024